Cover Page	Apr. 07, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 07, 2026
Entity Registrant Name	Coinbase Global, Inc.
Entity Incorporation, State or Country Code	TX
Entity File Number	001-40289
Entity Tax Identification Number	46-4707224
Entity Central Index Key	0001679788
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.00001 par value
Trading Symbol	COIN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Address, State or Province	NY
Entity Addresses [Line Items]
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Address Line One	One Madison Avenue
Entity Address, Address Line Two	Suite 2400
Entity Address, Postal Zip Code	10010